________________________________________________________________________________


                             NEW PROVIDENCE CAPITAL
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                             SEMI-ANNUAL REPORT 1999


                        FOR THE PERIOD ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                    New Providence Capital Management, L.L.C.
                        2859 Paces Ferry Road, Suite 2125
                             Atlanta, Georgia 30339


                       NEW PROVIDENCE CAPITAL GROWTH FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.78%

       Apparel Manufacturing - 5.41%
         (a)Jones Apparel Group, Inc. ..............................................                  34,400             $   911,600
         (a)Tommy Hilfiger Corporation .............................................                  15,000                 369,375
                                                                                                                         -----------
                                                                                                                           1,280,975
                                                                                                                         -----------
       Commercial Services - 0.78%
         (a)Navigant Consulting, Inc. ..............................................                  17,400                 184,875
                                                                                                                         -----------

       Computer Software & Services - 3.38%
         (a)BMC Software, Inc. .....................................................                  11,000                 800,938
                                                                                                                         -----------

       Electronics - 6.31%
         (a)Lexmark International Group, Inc. ......................................                  18,000               1,495,125
                                                                                                                         -----------

       Electronics - Semiconductor - 2.85%
         (a)Vitesse Semiconductor Corporation ......................................                  15,000                 675,937
                                                                                                                         -----------

       Financial Savings/Loans/Thrifts - 4.40%
         (a)Golden State Bancorp Inc. ..............................................                  54,500               1,042,313
                                                                                                                         -----------

       Financial Services - 2.42%
            Capital One Financial Corporation ......................................                  12,300                 572,719
                                                                                                                         -----------

       Furniture & Home Appliances - 3.87%
            Ethan Allen Interiors Inc. .............................................                  17,000                 565,250
         (a)Furniture Brands International, Inc. ...................................                  18,000                 351,000
                                                                                                                         -----------
                                                                                                                             916,250
                                                                                                                         -----------
       Human Resources - 2.26%
         (a)Modis Professional Services, Inc. ......................................                  50,000                 534,375
                                                                                                                         -----------

       Leisure Time - 11.32%
         (a)Bally Total Fitness Holding Corporation ................................                  41,300                 939,575
            Brunswick Corporation ..................................................                  25,000                 545,312
         (a)Station Casinos, Inc. ..................................................                  49,800               1,195,200
                                                                                                                         -----------
                                                                                                                           2,680,087
                                                                                                                         -----------
       Machine - Diversified - 2.88%
         (a)Applied Materials, Inc. ................................................                   7,000                 682,500
                                                                                                                         -----------




                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Medical - Hospital Management & Services - 4.54%
            United Healthcare Corporation ..........................................                  20,700             $ 1,075,106
                                                                                                                         -----------

       Miscellaneous - Manufacturing - 2.17%
            Tyco International Ltd. ................................................                  12,800                 514,400
                                                                                                                         -----------

       Restaurants & Food Service - 1.07%
         (a)Outback Steakhouse, Inc. ...............................................                  10,750                 253,297
                                                                                                                         -----------

       Retail - Apparel - 14.18%
         (a)AnnTaylor Stores Corporation ...........................................                  14,500                 626,218
            Intimate Brands, Inc. ..................................................                  11,710                 503,530
         (a)Kenneth Cole Productions, Inc. .........................................                  31,800               1,458,825
            Ross Stores, Inc. ......................................................                  22,000                 422,125
         (a)Quiksilver, Inc. .......................................................                  23,000                 347,875
                                                                                                                         -----------
                                                                                                                           3,358,573
                                                                                                                         -----------
       Retail - Specialty Line - 13.07%
            Circuit City Stores-Circuit City Group .................................                  13,500                 654,750
            Tandy Corporation ......................................................                  10,000                 766,250
            Tiffany & Co. ..........................................................                  21,600               1,674,000
                                                                                                                         -----------
                                                                                                                           3,095,000
                                                                                                                         -----------
       Scientific & Technical Instrument - 1.90%
         (a)Waters Corporation .....................................................                   9,200                 450,800
                                                                                                                         -----------

       Telecommunications Equipment - 5.57%
         (a)ADC Telecommunications, Inc. ...........................................                  24,700               1,318,363
                                                                                                                         -----------

       Transportation - Air - 2.13%
         (a)FDX Corporation ........................................................                  12,000                 504,750
                                                                                                                         -----------

       Transportation - Miscellaneous - 4.41%
            USFreightways Corporation ..............................................                  25,000               1,043,750
                                                                                                                         -----------

       Transportation - Rail - 2.36%
            Kansas City Southern Industries, Inc. ..................................                   9,400                 559,300
                                                                                                                         -----------

       Trucking & Leasing - 0.50%
            Roadway Express, Inc. ..................................................                   6,000                 119,250
                                                                                                                         -----------

       Total Common Stocks (Cost $21,831,357) ..............................................................              23,158,683
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 2.25%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 534,053            $   534,053
            (Cost $534,053)                                                                                             -----------



Total Value of Investments (Cost $22,365,410 (b)) ..................................                  100.03 %          $23,692,736
Liabilities in Excess of Other Assets ..............................................                   (0.03)%               (8,256)
                                                                                                      ------            -----------
       Net Assets ..................................................................                  100.00 %          $23,684,480
                                                                                                      ======            ===========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation .........................................................................           $ 3,310,789
            Unrealized depreciation .........................................................................            (1,983,463)
                                                                                                                        -----------

                            Net unrealized appreciation .....................................................           $ 1,327,326
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $22,365,410) .........................................................                $23,692,736
       Cash .............................................................................................                        399
       Income receivable ................................................................................                      5,790
       Deferred organization expenses, net (note 4) .....................................................                     19,589
                                                                                                                         -----------

            Total assets ................................................................................                 23,718,514
                                                                                                                         -----------

LIABILITIES
       Accrued expenses .................................................................................                     34,034
                                                                                                                         -----------

NET ASSETS
       (applicable to 1,961,439 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..........................................                $23,684,480
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($23,684,480 / 1,961,439 shares) .................................................................                     $12.08
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                $20,763,747
       Undistributed net realized gain on investments ...................................................                  1,593,407
       Net unrealized appreciation on investments .......................................................                  1,327,326
                                                                                                                         -----------
                                                                                                                         $23,684,480
                                                                                                                         ===========




















See accompanying notes to financial statements


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 1999
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Dividends .....................................................................................              $   27,681
                                                                                                                         ----------

       Expenses
            Investment advisory fees (note 2) .............................................................                  88,666
            Fund administration fees (note 2) .............................................................                  14,778
            Distribution and service fees (note 3) ........................................................                  29,555
            Custody fees ..................................................................................                   1,881
            Registration and filing administration fees (note 2) ..........................................                   1,954
            Fund accounting fees (note 2) .................................................................                  13,500
            Audit fees ....................................................................................                   5,014
            Legal fees ....................................................................................                   3,761
            Securities pricing fees .......................................................................                   1,290
            Shareholder recordkeeping fees ................................................................                   4,500
            Shareholder servicing expenses ................................................................                   1,504
            Registration and filing expenses ..............................................................                   7,020
            Printing expenses .............................................................................                   2,006
            Amortization of deferred organization expenses (note 4) .......................................                   2,716
            Trustee fees and meeting expenses .............................................................                   1,755
            Other operating expenses ......................................................................                   1,805
                                                                                                                         ----------

                  Total expenses ..........................................................................                 181,705
                                                                                                                         ----------

                       Net investment loss ................................................................                (154,024)
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................               1,448,794
       Decrease in unrealized appreciation on investments .................................................                (504,123)
                                                                                                                         ----------

            Net realized and unrealized gain on investments ...............................................                 944,671
                                                                                                                         ----------

                  Net increase in net assets resulting from operations ....................................              $  790,647
                                                                                                                         ==========













See accompanying notes to financial statements


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended         Year ended
                                                                                                    November 30,          May 31,
                                                                                                       1999                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
          Net investment loss .........................................................            $  (154,024)         $  (281,209)
          Net realized gain from investment transactions ..............................              1,448,794              144,609
          Decrease (increase) in unrealized appreciation on investments ...............               (504,123)             395,630
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ....................                790,647              259,030
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ..............................                      0              (52,944)
                                                                                                   -----------          -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) .........               (129,872)            (346,158)
                                                                                                   -----------          -----------

                      Total increase (decrease) in net assets .........................                660,775             (140,072)

NET ASSETS

     Beginning of period ..............................................................             23,023,705           23,163,777
                                                                                                   -----------          -----------

     End of period ....................................................................            $23,684,480          $23,023,705
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                                 November 30, 1999                           May 31, 1999

                                                           Shares                Value               Shares                Value
                                                       -----------------------------------------------------------------------------

Shares sold ........................................           9,719          $   115,195                9,828          $   108,932
Shares issued for reinvestment
     of distributions ..............................               0                    0                4,492               52,468
                                                         -----------          -----------          -----------          -----------

                                                               9,719              115,195               14,320              161,400

Shares redeemed ....................................         (20,512)            (245,067)             (43,923)            (507,558)
                                                         -----------          -----------          -----------          -----------

     Net decrease ..................................         (10,793)         $  (129,872)             (29,603)         $  (346,158)
                                                         ===========          ===========          ===========          ===========








See accompanying notes to financial statements


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                         Period ended          Year ended            Period ended
                                                                         November 30,            May 31,                May 31,
                                                                             1999                 1999                 1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................................          $11.67               $11.57               $11.37 (b)

      Income (loss) from investment operations
           Net investment loss ......................................           (0.08)               (0.14)               (0.08)
           Net realized and unrealized gain on investments ..........            0.49                 0.27                 0.28
                                                                          -----------          -----------          -----------

                Total from investment operations ....................            0.41                 0.13                 0.20
                                                                          -----------          -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ...........           (0.00)               (0.03)                0.00
                                                                          -----------          -----------          -----------

Net asset value, end of period ......................................          $12.08               $11.67               $11.57
                                                                          ===========          ===========          ===========


Total return ........................................................            3.42 %               1.18 %               1.76 %
                                                                          ===========          ===========          ===========


Ratios/supplemental data

      Net assets, end of period .....................................     $23,684,480          $23,023,705          $23,163,777
                                                                          ===========          ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ............            1.54 %(c)            1.58 %               1.79 %(c)
           After expense reimbursements and waived fees .............            1.54 %(c)            1.58 %               1.62 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ............           (1.30)%(c)           (1.29)%              (1.41)%(c)
           After expense reimbursements and waived fees .............           (1.30)%(c)           (1.29)%              (1.24)%(c)


      Portfolio turnover rate .......................................           82.10 %             148.37 %              57.27 %


(a) For the period from September 29, 1997 (date of initial public offering) to May 31, 1998.

(b) Includes undistributed net investment loss of $0.02 per share and undistributed net realized and unrealized gains of $1.39 per share, both of which were earned from July 11, 1997 (commencement of operations) through September 29, 1997.

(c) Annualized.





See accompanying notes to financial statements


                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The New Providence Capital Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The New Providence
         Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. The Fund began operations on July 11, 1997. As of November 30, 1999, one shareholder of record owned 94.783% of the outstanding shares of the Fund. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, New Providence Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets.



                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $19,041,137 and $19,804,836, respectively, for the period ended November 30, 1999.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                             SEMI-ANNUAL REPORT 1999


                        FOR THE PERIOD ENDED NOVEMBER 30






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 71.25%

     Beverages - 16.47%
           The Coca-Cola Company ...................................................                   7,150              $  481,284
                                                                                                                          ----------

     Cosmetics & Personal Care - 4.67%
            The Gillette Company ...................................................                   3,400                 136,425
                                                                                                                          ----------

     Entertainment - 1.74%
           The Walt Disney Company .................................................                   1,825                  50,872
                                                                                                                          ----------

     Financial - Banks, Commercial - 3.74%
           Wells Fargo Company .....................................................                   2,350                 109,275
                                                                                                                          ----------

     Financial - Banks, Money Center - 1.50%
           Citigroup Inc. ..........................................................                     812                  43,747
                                                                                                                          ----------

     Financial Services - 21.18%
           American Express Company ................................................                   1,800                 272,362
           AXA Financial, Inc. .....................................................                   2,300                  77,194
           Freddie Mac .............................................................                   2,125                 104,922
           Marsh & McLennan Companies, Inc. ........................................                     975                  76,659
           MGIC Investment Corporation .............................................                   1,550                  87,575
                                                                                                                          ----------
                                                                                                                             618,712
                                                                                                                          ----------
     Insurance - Multiline - 18.16%
           AFLAC INCORPORATED ......................................................                   1,600                  76,600
           The Allstate Corporation ................................................                   2,075                  54,598
           American General Corporation ............................................                     950                  69,647
           American International Group, Inc. ......................................                     837                  86,420
           Conseco, Inc. ...........................................................                   2,600                  52,650
           Hartford Life, Inc. .....................................................                   1,450                  64,887
           Lincoln National Corporation ............................................                   1,500                  62,719
           Nationwide Financial Services, Inc. .....................................                   1,750                  62,891
                                                                                                                          ----------
                                                                                                                             530,412
                                                                                                                          ----------
     Insurance - Property & Casualty - 2.52%
           20th Century Industries .................................................                   3,800                  73,625
                                                                                                                          ----------

     Publishing - Newspapers - 1.27%
           The Washington Post Company .............................................                      65                  37,148
                                                                                                                          ----------

           Total Common Stocks (Cost $2,057,251) ...........................................................               2,081,500
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity                Value
                                                         Principal               Rate                 Date                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATION - 22.41%

           United States Treasury Bill ................   $667,000              5.195%              04/06/00              $  654,680
           (Cost $655,235)                                                                                                ----------


                                                                                                      Shares
                                                                                                     --------
INVESTMENT COMPANY - 2.08%

           Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ................................                  60,645                  60,645
           (Cost $60,645)                                                                                                 ----------



Total Value of Investments (Cost $2,773,131 (a)) ...................................                   95.74%             $2,796,825
Other Assets Less Liabilities ......................................................                    4.26%                124,422
                                                                                                      ------              ----------
     Net Assets ....................................................................                  100.00%             $2,921,247
                                                                                                      ======              ==========


     (a)   Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ..........................................................................            $  130,599
           Unrealized depreciation ..........................................................................              (106,905)
                                                                                                                         ----------

                          Net unrealized appreciation .......................................................            $   23,694
                                                                                                                         ==========

















See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $2,773,131) .......................................................                   $2,796,825
       Income receivable .............................................................................                        3,700
       Receivable for fund shares sold ...............................................................                      124,808
       Prepaid expenses ..............................................................................                        3,207
       Due from advisor (note 2) .....................................................................                        7,970
                                                                                                                         ----------

            Total assets .............................................................................                    2,936,510
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ..............................................................................                       15,263
                                                                                                                         ----------

NET ASSETS ...........................................................................................                   $2,921,247
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital ...............................................................................                   $2,890,003
       Undistributed net investment income ...........................................................                        9,432
       Accumulated net realized loss on investments ..................................................                       (1,882)
       Net unrealized appreciation on investments ....................................................                       23,694
                                                                                                                         ----------
                                                                                                                         $2,921,247
                                                                                                                         ==========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
         ($2,550,760 / 252,893 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ............................................................                       $10.09
                                                                                                                         ==========

INVESTOR CLASS
       Net asset value, redemption and maximum offering price per share
         ($370,289 / 36,675 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ............................................................                       $10.10
                                                                                                                         ==========
       Maximum offering price per share (100 / 94.25% of $10.10) .....................................                       $10.72
                                                                                                                         ==========

CLASS B
       Net asset value, redemption and maximum offering price per share
         ($99 / 10 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ............................................................                       $10.10
                                                                                                                         ==========

CLASS C
       Net asset value, redemption and maximum offering price per share
         ($99 / 10 shares : unlimited shares of $0.01 par value
          beneficial interest authorized) ............................................................                       $10.10
                                                                                                                         ==========








See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 1999
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest ........................................................................................              $  5,042
            Dividends .......................................................................................                12,194
                                                                                                                           --------

                  Total income ..............................................................................                17,236
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ...............................................................                 4,482
            Fund administration fees (note 2) ...............................................................                 1,123
            Distribution and service fees - Investor class (note 3) .........................................                   116
            Custody fees ....................................................................................                 1,804
            Registration and filing administration fees (note 2) ............................................                   813
            Fund accounting fees (note 2) ...................................................................                18,000
            Audit fees ......................................................................................                 5,265
            Legal fees ......................................................................................                 4,513
            Securities pricing fees .........................................................................                   625
            Shareholder recordkeeping fees ..................................................................                 4,450
            Other accounting fees (note 2) ..................................................................                 1,398
            Shareholder servicing expenses ..................................................................                 1,504
            Registration and filing expenses ................................................................                   752
            Printing expenses ...............................................................................                 3,009
            Trustee fees and meeting expenses ...............................................................                 1,755
            Other operating expenses ........................................................................                 2,006
                                                                                                                           --------

                  Total expenses ............................................................................                51,615
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) ......................................................               (46,193)
                       Investment advisory fees waived (note 2) .............................................                (4,482)
                       Fund administration fees waived (note 2) .............................................                  (132)
                       Other accounting fees waived (note 2) ................................................                  (694)
                       Distribution fees waived (note 3) ....................................................                    (4)
                                                                                                                           --------

                  Net expenses ..............................................................................                   110
                                                                                                                           --------

                       Net investment income ................................................................                17,126
                                                                                                                           --------

UNREALIZED GAIN ON INVESTMENTS

       Increase in unrealized appreciation on investments ...................................................                26,476
                                                                                                                           --------

                  Net increase in net assets resulting from operations ......................................              $ 43,602
                                                                                                                           ========




See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended        Period ended
                                                                                                 November 30,           May 31,
                                                                                                     1999              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
   Operations
        Net investment income ........................................................            $   17,126          $    1,775
        Net realized loss from investment transactions ...............................                     0              (1,881)
        Decrease (increase) in unrealized depreciation on investments ................                26,476              (2,782)
                                                                                                  ----------          ----------
             Net increase (decrease) in net assets resulting from operations .........                43,602              (2,888)
                                                                                                  ----------          ----------
   Distributions to shareholders from
        Net investment income - Institutional Class ..................................                (7,561)             (1,775)
        Net investment income - Investor Class .......................................                  (133)                  0 (b)
                                                                                                  ----------          ----------
             Decrease in net assets resulting from distributions .....................                (7,694)             (1,775)
                                                                                                  ----------          ----------
   Capital share transactions
        Increase in net assets resulting from capital share transactions (c) .........             2,387,027             502,975
                                                                                                  ----------          ----------
                  Total increase in net assets .......................................             2,422,935             498,312
NET ASSETS
   Beginning of period ...............................................................               498,312                   0
                                                                                                  ----------          ----------
   End of period .....................................................................            $2,921,247          $  498,312
                                                                                                  ==========          ==========
(c) A summary of capital share activity follows:       -----------------------------------------------------------------------------
                                                                   Period ended                            Period ended
                                                                 November 30, 1999                       May 31, 1999 (a)

                                                            Shares              Value               Shares              Value
                                                       -----------------------------------------------------------------------------
-----------------------------------------------------
                 INSTITUTIONAL CLASS
-----------------------------------------------------
Shares sold .........................................        201,763          $2,021,000              50,110          $  501,100
Shares issued for reinvestment of distributions .....            841               7,562                 179               1,775
                                                          ----------          ----------          ----------          ----------
                                                             202,604           2,028,562              50,289             502,875
Shares redeemed .....................................              0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
       Net increase .................................        202,604          $2,028,562              50,289          $  502,875
                                                          ==========          ==========          ==========          ==========
-----------------------------------------------------
                   INVESTOR CLASS
-----------------------------------------------------
Shares sold .........................................         37,128          $  362,641                  10          $      100
Shares issued for reinvestment of distributions .....             15                 132                   0                   0
                                                          ----------          ----------          ----------          ----------
                                                              37,143             362,773                  10                 100
Shares redeemed .....................................           (478)             (4,508)                  0                   0
                                                          ----------          ----------          ----------          ----------
       Net increase .................................         36,665          $  358,265                  10          $      100
                                                          ==========          ==========          ==========          ==========
-----------------------------------------------------
                      CLASS B
-----------------------------------------------------
Shares sold .........................................             10          $      100                   0          $        0
Shares issued for reinvestment of distributions .....              0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
                                                                  10                 100                   0                   0
Shares redeemed .....................................              0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
       Net increase .................................             10          $      100                   0          $        0
                                                          ==========          ==========          ==========          ==========
-----------------------------------------------------
                      CLASS C
-----------------------------------------------------
Shares sold .........................................             10          $      100                   0          $        0
Shares issued for reinvestment of distributions .....              0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
                                                                  10                 100                   0                   0
Shares redeemed .....................................              0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
       Net increase .................................             10          $      100                   0          $        0
                                                          ==========          ==========          ==========          ==========

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) A distribution from Investor Class income was paid in the amount of $0.22.

See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Institutional Class                   Investor Class
------------------------------------------------------------------------------------------------------------------------------------

                                                              Period ended      Period ended      Period ended      Period ended
                                                              November 30,         May 31,        November 30,         May 31,
                                                                  1999            1999 (a)            1999            1999 (a)
                                                            -------------------------------        ---------------------------------

Net asset value, beginning of period .......................        $9.91            $10.00            $ 9.92            $10.00

       Income from investment operations
           Net investment income ...........................         0.06              0.04              0.03              0.02
           Net realized and unrealized gain (loss)
             on investments ................................         0.15             (0.09)             0.16             (0.08)
                                                               ----------        ----------        ----------        ----------
              Total from investment operations .............         0.21             (0.05)             0.19             (0.06)
                                                               ----------        ----------        ----------        ----------
       Distributions to shareholders from
           Net investment income ...........................        (0.03)            (0.04)            (0.01)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period .............................       $10.09            $ 9.91            $10.10            $ 9.92
                                                               ==========        ==========        ==========        ==========

Total return (c) ...........................................         2.05 %           (0.45)%            1.93 %           (0.58)%
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data

       Net assets, end of period ...........................   $2,550,760        $  498,213        $  370,289        $       99
                                                               ==========        ==========        ==========        ==========
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...         5.72 %(d)        23.94 %(d)         6.45 %(d)        15.49 %(d)
           After expense reimbursements and waived fees ....         0.00 %(d)         0.00 %(d)         0.25 %(d)         0.00 %(d)

       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...        (3.81)%(d)       (22.69)%(d)        (4.37)%(d)       (14.68)%(d)
           After expense reimbursements and waived fees ....         1.91 %(d)         1.26 %(d)         1.84 %(d)         0.81 %(d)

       Portfolio turnover rate .............................         0.01 %            7.04 %            0.01 %            7.04 %



(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) For the period from November 16, 1999 (commencement of operations) to November 30, 1999.
(c) Total return does not reflect payment of a sales charge.
(d) Annualized.

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Class B               Class C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Period ended          Period ended
                                                                                                November 30,          November 30,
                                                                                                  1999 (b)              1999 (b)
                                                                                               --------------        ---------------

Net asset value, beginning of period .....................................................         $10.20                $10.20

       Income from investment operations
           Net investment income .........................................................           0.01                  0.01
           Net realized and unrealized gain (loss) on investments ........................          (0.11)                (0.11)
                                                                                                   ------                ------
              Total from investment operations ...........................................          (0.10)                (0.10)
                                                                                                   ------                ------
       Distributions to shareholders from
           Net investment income .........................................................           0.00                  0.00
                                                                                                   ------                ------

Net asset value, end of period ...........................................................         $10.10                $10.10
                                                                                                   ======                ======

Total return (c) .........................................................................          (0.98)%               (0.98)%
                                                                                                   ======                ======

Ratios/supplemental data

       Net assets, end of period .........................................................         $   99                $   99
                                                                                                   ======                ======
       Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................................           0.00 %(d)             0.00 %(d)
           After expense reimbursements and waived fees ..................................           0.00 %(d)             0.00 %(d)

       Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees .................................           0.16 %(d)             0.16 %(d)
           After expense reimbursements and waived fees ..................................           0.16 %(d)             0.16 %(d)

       Portfolio turnover rate ...........................................................           0.01 %                0.01 %




(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) For the period from November 16, 1999 (commencement of operations) to November 30, 1999.
(c) Total return does not reflect payment of a sales charge.
(d) Annualized.



See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7,1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Shares, Investor Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $4,482 ($0.02 per share) and reimbursed $46,193 of the operating expenses incurred by the Fund for the period ended November 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $826 for the period ended November 30, 1999. There can be no assurance that the foregoing voluntary fee waivers will continue.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1999
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Donaldson & Co., Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. The Distributor retained sales charges of $2,662 for the period ended November 30, 1999.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Shares' shareholder accounts. The Fund incurred $116 under the Plan for the period ended November 30, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,752,114 and $68, respectively, for the period ended November 30, 1999.